INCOME TAXES - Schedule of Income Tax Expense benefit (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
INCOME TAXES
Current income tax expense	¥ (1,872)		¥ (3,796)	¥ (663)
Deferred income tax (expense) benefit	9,844	$ 1,386	18,300	(115,788)
Total	¥ 7,972	$ 1,123	¥ 14,504	¥ (116,451)